Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 10 — SEGMENT REPORTING

Segment information is prepared on the same basis that the chief executive officer, who is the Company’s chief operating decision maker, manages the business, makes business decisions and assesses performance. The Company has one reportable segment specializing in the developments and sale of autonomous parachute safety systems technologies for commercial and military platforms as well as for urban air mobility aircraft, as described in Note 1.

The chief executive officer assesses performance for this segment and decides how to allocate resources based on operating expenses excluding non-cash items and net loss. The measure of segment assets is reported on the balance sheet as cash and cash equivalents. The chief executive officer performs the assessment of segment performance by using the reported measure of segment profit or loss to monitor budget versus actual results.

The table below summarizes the significant expense categories regularly reviewed by the chief operating decision maker for the period ended June 30, 2025 and December 31, 2024:

	June 30	June 30
	2025	2024
Sales	357,979	282,693
Cost of Sales (*)
Payroll and payroll related	100,632	79,930
Others	244,673	128,067

Research and Development expenses (*)
Payroll and payroll related	697,656	559,121
Material, subcontractors, consultants and other	419,550	97,654

Selling and Marketing expenses (*)
Payroll and payroll related	325,710	203,480
Professional services, tradeshows and others	407,139	311,964

General and Administrative expenses (*)
Payroll and payroll related	229,530	176,915
Professional services and Facility related and other	978,109	939,002

Other segment items: (*)	(749,065)	(187,349)

Net loss	2,295,955	2,026,094

(*)	Excluding share-based payments, change in fair value of derivative warrants liabilities, depreciation, inventory obsolescence expenses, finance income and expenses that are included in other segment items